Financial Assets - Non current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Assets
Non-current derivatives		€ 8,338
Financial investments in shares with stock market	€ 7	38,708
Total Non-current financial assets measured at fair value	7	47,046
Non-current guarantee deposits	5,566	4,820
Other non-current financial assets	1,908	1,346
Non-current loans to related parties	82,969
Non-current loans to EEAA	17,151	16,677
Total Non-current financial assets measured at amortized cost	€ 107,594	€ 22,843